Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Contractual Obligations, payments due by period
Contractual obligations, operating lease commitments due in 2016	$ 161
Contractual obligations, operating lease commitments (1) (2)	$ 161